Note 19 - Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other current liabilities [text block]
NOTE 19.	OTHER CURRENT LIABILITIES

[US$ thousands]	As of December 31,
Other current liabilities	2019	2020
Accrued personnel expenses	10,472	11,985
Trading liability (1)	-	744
Customer deposits	2,694	-
Other current liabilities	1,976	310
Total	15,142	13,040

(
1
)
 See Note
16
for additional information.